Intangible Assets and Goodwill - Goodwill (Details) $ in Millions	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment Reporting_Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill
Balance at the beginning of the period	$ 3,085.2			$ 4,108.3	$ 4,108.3	$ 4,108.3	$ 1,183.1
Acquisitions							2,956.1
Foreign currency adjustments						(92.0)	(30.9)
Write off of goodwill	(67.6)	$ (935.0)	$ 0.0	0.0	(935.0)	(1,002.6)	0.0	$ 0.0
Balance at the end of the period	$ 3,013.7	$ 3,085.2			$ 3,085.2	$ 3,013.7	4,108.3	1,183.1
Number of operating segments | Segment						3
Number of reporting units | Reporting_Unit						8
Terminal revenue growth rate	2.00%	2.00%			2.00%	2.00%
Discount rate	8.00%	9.00%			9.00%	8.00%
Gaming
Goodwill
Balance at the beginning of the period				3,499.7	$ 3,499.7	$ 3,499.7	612.7
Acquisitions							2,902.8
Foreign currency adjustments						(78.7)	(15.8)
Write off of goodwill		$ (935.0)				(935.0)
Balance at the end of the period	$ 2,486.0					$ 2,486.0	3,499.7	612.7
Gaming | U.K
Goodwill
Decrease in percentage of fair value in excess of carrying amount that could result in an impairment	17.00%					17.00%
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	20.00%					20.00%
Lottery
Goodwill
Balance at the beginning of the period				498.8	498.8	$ 498.8	513.9
Acquisitions							0.0
Foreign currency adjustments						(13.3)	(15.1)
Write off of goodwill						(67.6)
Balance at the end of the period	$ 417.9					417.9	498.8	513.9
Carrying amount deduction, tax benefit	24.9
Interactive
Goodwill
Balance at the beginning of the period				$ 109.8	109.8	109.8	56.5
Acquisitions							53.3
Foreign currency adjustments						0.0	0.0
Write off of goodwill						0.0
Balance at the end of the period	109.8					$ 109.8	$ 109.8	$ 56.5
Reported Balance
Goodwill
Balance at the beginning of the period	3,485.2
Write off of goodwill		(535.0)			(535.0)
Balance at the end of the period		3,485.2			3,485.2
Reported Balance | Gaming
Goodwill
Write off of goodwill		(535.0)
Adjustment
Goodwill
Balance at the beginning of the period	$ (400.0)
Write off of goodwill		(400.0)			(400.0)
Balance at the end of the period		(400.0)			$ (400.0)
Adjustment | Gaming
Goodwill
Write off of goodwill		$ (400.0)